SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net income (loss)	¥ (57,964)	$ (8,158)	¥ 18,678		¥ 62,669
Negative Operating activities	(22,861)	(3,216)	(15,031)		(5,456)
Working capital deficit	83,256		84,535
Accumulated deficit	(634,182)		(580,854)				$ (89,252)
Shareholders' deficit	(61,516)		(58,599)		(81,260)		$ (8,658)	¥ (172,642)
Proceeds from issuance of common stock	38,255	5,384			¥ 19,594
Cash dividend to NCI	¥ 1,090	$ 150	¥ 1,420	$ 200
At the market arrangement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Issuance of common shares (in shares) | shares	3,859,300	3,859,300			320,000	320,000
Proceeds from issuance of common stock	¥ 38,260	$ 5,380			¥ 19,960	$ 2,780
Securities Purchase Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Negative Operating activities	(22,900)
Accumulated deficit	¥ 634,200
Securities Purchase Agreement | At the market arrangement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Issuance of common shares (in shares) | shares	3,859,300	3,859,300
Proceeds from issuance of common stock	¥ 38,260	$ 5,380
Cash dividend to NCI	¥ 1,090	$ 150